Subsequent Events (Details) - USD ($)					1 Months Ended				6 Months Ended	12 Months Ended
		Sep. 07, 2021	Feb. 05, 2021	Jan. 06, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 29, 2021	Feb. 15, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Jul. 24, 2020	Jun. 16, 2020
Subsequent Events (Details) [Line Items]
Share price per share (in Dollars per share)														$ 0.20
Securities purchase agreement, description								the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: (a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; (b) a warrant (the “Series D Warrant”) to purchase 2,333,333 American Depositary Shares (“ADS”) of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; (c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the Warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS. The exercisability of Series F Warrant shall vest ratably from time to time in proportion to the exercise of the Series E Warrant by the holder. The transactions contemplated under the Securities Purchase Agreement were closed on February 18, 2021. The Series A Convertible Preferred Shares bear dividend rights at a rate of 8% per annum commencing on the six month anniversary of the closing date, and is convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $3.00 per share. Dividend is payable quarterly in cash, or the Company may pay accrued interest in its ADSs.
Shares issued										17,600,000
Aggregate proceeds (in Dollars)										$ 508,750
Subsequent event, description					the Company entered into a framework strategic partnership agreement with Grandshores Technology Group Limited (“Grandshores”) (HKEX: 01647). In March 2021, Lion Brokers Limited subscribed 64,500,000 shares of Grandshores at a total subscription price of approximately $3.5 million, representing approximately 5.89% of the total issued share capital of Grandshores.
Aggregate purchase price (in Dollars)		$ 8,000,000				$ 743,500
Yun Tian [Member]
Subsequent Events (Details) [Line Items]
Shares issued										217,273
Aggregate proceeds (in Dollars)										$ 500,000
August 2020 Private Placement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued					770,833
Aggregate proceeds (in Dollars)					$ 1,500,000
December 2020 Warrants [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued			889,667				14,200,000
Aggregate proceeds (in Dollars)							$ 27,400,000
Ordinary shares issued for conversion of debenture			809,667
Class A Ordinary shares [Member]
Subsequent Events (Details) [Line Items]
Shares issued															4,507,574
Ordinary shares issued for conversion of debenture	[1]								889,667
Class A Ordinary shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Call options				6,000,000
Share price per share (in Dollars per share)				$ 2
Class A Ordinary shares [Member] | 2020 Share Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued													1,486,504

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1